DEBT (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule of Line of Credit Facilities [Table Text Block]
As at December 31, 2014 and 2013 we had drawn down a total of $841.5 million and $256.3 million, respectively.

Date	Vessel	$1.125 billion facility	Amount drawn down
October 2013	Golar Seal	$133.2 million	$127.9 million
October 2013	Golar Celsius	$133.2 million	$128.4 million
As at December 2013		$266.4 million	$256.3 million

May 2014	Golar Crystal	$133.2 million	$127.9 million
September 2014	Golar Penguin	$133.2 million	$128.9 million
September 2014	Golar Bear	$133.2 million	$129.3 million
October 2014	Golar Frost	$134.8 million	$131.3 million
February 2014	Golar Igloo*	$161.3 million	$161.3 million
December 2014	Golar Eskimo**	$162.8 million	$162.8 million
As at December 2014		$858.5 million	$841.5 million

Components of long-term debt (including related parties)

(in thousands of $)	2014	2013
Total long-term debt due to third parties	1,380,787	667,028
Total long-term debt due to related parties	—	50,000
Total long-term debt (including related parties)	1,380,787	717,028
Less: current portion of long-term debt due to third parties and related parties	(116,431)	(30,784)
Long-term debt (including related parties)	1,264,356	686,244

Future repayments of outstanding debt (including related parties)
The outstanding debt as of December 31, 2014 is repayable as follows:

Year ending December 31,
(in thousands of $)
2015	116,431
2016	83,831
2017	390,668
2018	80,445
2019	132,460
2020 and thereafter	576,952
Total	1,380,787

Components of debt
At December 31, 2014 and 2013, our debt was as follows:

(in thousands of $)	2014	2013	Maturity date
World Shipholding revolving credit facility (a related party)	—	50,000	2015
Golar Arctic facility	87,500	91,250	2019
Golar Viking facility	82,000	86,400	2017
Convertible bonds	238,037	233,020	2017
Hilli shareholder loans:
Keppel loan	35,572	—	2027
B&V loan	5,000	—	2027
$1.125 billion facility:
- Golar Seal facility	117,273	127,935	2018/2025*
- Golar Celsius facility	117,721	128,423	2018/2025*
- Golar Crystal facility	122,602	—	2018/2025*
- Golar Penguin facility	128,885	—	2018/2025*
- Golar Bear facility	129,299	—	2018/2025*
- Golar Frost facility	131,298	—	2018/2025*
ICBC Finance Leasing Arrangement:
- Golar Glacier facility (Junior/Senior facility)	185,600	—	2016/2024*
	1,380,787	717,028

Schedule of tranches
The facility is divided into three tranches, with the following general terms:

Tranche	Amount	Proportion of facility	Term of loan from date of drawdown	Repayment terms
K-Sure	$449.0 million	40%	12 years	Six-monthly installments
KEXIM	$450.0 million	40%	12 years	Six-monthly installments
Commercial	$226.0 million	20%	5 years	Six-monthly installments, unpaid balance to be refinanced after 5 years